Earnings per share (Table)	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2021
Statements [Line Items]
Summary of Earning Per Share Detail
The table below sets forth the computation for basic and diluted net income per ordinary share for the six months ended June 30, 2022 and 2021:

	For the six months ended June 30,
	2022 € ‘000s (Unaudited)	2021 € ‘000s (Unaudited)
Profit for the period attributable to owners of the parent	135,337	102,487
Weighted average number of ordinary shares outstanding for basic and diluted EPS*	489,266,292	462,979,116

Earnings per share, basic and diluted	0.28	0.22

*
Shares in issue prior to January 27, 2022 have been retrospectively adjusted for the impact of the share issuance to
Pre-Closing
Holders at a fixed ratio of 8.51 for 1 as described in note 4. Refer to note 10 for the ordinary shares issued and fully paid as at June 30, 2022 and 2021 reflecting the impact of the Transaction.

The following table reflects the income and share data used in the basic and diluted EPS calculations:

	2021 € ‘000s	2020 € ‘000s	2019 € ‘000s

Profit attributable to ordinary equity holders of the Group	235,878	149,217	(17,950)
Weighted average number of ordinary shares for basic and diluted EPS	472,171,426	462,967,450	458,274,730

Net profit per share, basic and diluted	0.50	0.32	(0.04)

Parent [member]
Statements [Line Items]
Summary of Earning Per Share Detail
The following table reflects the loss and share data used in the basic and diluted EPS calculations.

2021
€
Loss attributable to ordinary equity holders of the Group	(1,427,997)
W eighted average number of ordinary shares for basic and diluted EPS	1

Net loss per share, basic and diluted	(1,427,997)